Other Liabilities	12 Months Ended
Mar. 31, 2023
Other Liabilities [Abstract]
Other Liabilities

11. Other liabilities

Other current liabilities, consists of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Derivative liability (See Note 25)	2,499	1,542	18.8
Provision for employee benefits	11	21	0.3
Provision for SAR to employees (See Note 21)	844	-	-
Payable to statutory authorities	291	148	1.8
Other payables	1,364	3,646	44.3
Total	5,009	5,357	65.2

Other non-current liabilities, consists of the following:

	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Derivative liability (See Note 25)	7	-	-
Provision for gratuity	53	39	0.5
Provision for compensated absences	38	26	0.3
Total	98	65	0.8